SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 22, 2019 CNY (¥)	Mar. 28, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Sep. 26, 2012 USD ($)	Mar. 21, 2011 USD ($)
Subsequent Event [Line Items]
Accounts Payable, Current | $			$ 39,304	$ 48,545
Stock Repurchase Program, Authorized Amount | $					$ 40,000	$ 20,000
Stock Repurchased During Period, Shares | shares			1,306,486
Mr. Herman Man Guo [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares		3,449,844
American Depository Shares [Member] | Mr. Herman Man Guo [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount | $		$ 5,000,000
Stock Repurchased During Period, Shares | shares		344,984
Subsequent Event [Member] | Gas Station Media Network Equipment [Member]
Subsequent Event [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure	¥ 27,606
Subsequent Event [Member] | Sinopec [Member]
Subsequent Event [Line Items]
Accounts Payable, Current	41,450
Accrued Rent, Current	35,232
Accrued Utilities, Current	4,435
Accrued Interest Penalty Current	1,783
Liabilities Assumed	¥ 13,844